Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Class A Ordinary Shares Reflected in the Balance Sheets	As of September 30, 2024 and December 31, 2023, the Class A ordinary shares reflected in the balance sheets are reconciled in the following table:
Class A ordinary shares subject to possible redemption at January 1, 2024	$24,276,178
Less:
Redemptions	(11,325,822)
Plus:
Remeasurement of carrying value to redemption value	309,906
Class A ordinary shares subject to possible redemption at March 31, 2024	13,260,262
Plus:
Remeasurement of carrying value to redemption value	173,957
Class A ordinary shares subject to possible redemption at June 30, 2024	13,434,219
Plus:
Remeasurement of carrying value to redemption value	179,258
Class A ordinary shares subject to possible redemption at September 30, 2024	$13,613,477
As of December 31, 2023 and 2022, the Class A ordinary shares reflected in the balance sheets are reconciled in the following table:
Class A ordinary shares subject to possible redemption at January 1, 2022	$202,000,000
Less:
Proceeds allocated to Public Warrants	(1,250,000)
Issuance costs allocated to Class A ordinary shares	(1,556,250)
Plus:
Proceeds from over-allotment warrants	750,000
Proceeds from over-allotment units less cash underwriting discount	24,500,000
Initial accretion of Class A ordinary shares from issuance of over-allotment warrants	2,806,250
Accretion of carrying value to redemption value	2,442,494
Class A ordinary shares subject to possible redemption at December 31, 2022	229,692,494
Less:
Redemptions	(211,918,105)
Plus:
Remeasurement of carrying value to redemption value	6,501,789
Class A ordinary shares subject to possible redemption at December 31, 2023	$24,276,178

Schedule of Basic and Diluted Net (Loss) Income Per Ordinary Share	The following table reflects the calculation of basic and diluted net (loss) income per ordinary share (in dollars, except per share amounts):
	Three Months Ended September 30, 2024			Three Months Ended September 30, 2023		Nine Months Ended September 30, 2024			Nine Months Ended September 30, 2023
	Class A					Class A
	Redeemable Shares	Non- Redeemable Shares	Class B	Class A	Class B	Redeemable Shares	Non- Redeemable Shares	Class B	Class A	Class B
Basic and diluted net (loss) income per share
Numerator:
Net (loss) income	$(13,708)	$(38,082)	$(25,388)	$248,509	$99,458	$(112,722)	$(246,621)	$(164,414)	$2,571,530	$359,492
Denominator:
Basic and diluted weighted average shares outstanding	1,214,913	3,375,000	2,250,000	5,621,910	2,250,000	1,542,591	3,375,000	2,250,000	15,004,121	2,097,527
Basic and diluted net (loss) income per ordinary share	$(0.01)	$(0.01)	$(0.01)	$0.04	$0.04	$(0.07)	$(0.07)	$(0.07)	$0.17	$0.17
The following table reflects the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):
	For the Years Ended December 31,
	2023			2022
	Class A		Class B	Class A	Class B
	Redeemable Shares	Non- Redeemable Shares
Basic and diluted net income per share
Numerator:
Net income	$2,204,696	$396,447	$815,472	$1,202,040	$300,510
Denominator:
Basic and diluted weighted average shares outstanding	10,232,877	1,840,068	3,784,932	22,376,712	5,594,178
Basic and diluted net income per ordinary share	$0.22	$0.22	$0.22	$0.05	$0.05